Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Profit/(loss) before taxation		8,672	7,912	8,351
Profit on ordinary activities after taxation		455	498	419
Other comprehensive income		(2,942)	(3,723)	3,214
Total comprehensive income		3,622	2,126	9,424
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		4,892	5,556	5,072
Profit/(loss) before taxation		1,930	2,322	2,059
Profit on ordinary activities after taxation		1,495	1,646	1,373
Other comprehensive income		(450)	(365)	(110)
Total comprehensive income		1,045	1,281	1,263
Other Associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,109	2,025	2,163
Profit/(loss) before taxation		70	57	61
Profit on ordinary activities after taxation		54	40	45
Total comprehensive income		54	40	45
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,001	7,581	7,235
Profit/(loss) before taxation		2,000	2,379	2,120
Profit on ordinary activities after taxation		1,549	1,686	1,418
Other comprehensive income		(450)	(365)	(110)
Total comprehensive income		£ 1,099	£ 1,321	£ 1,308

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.